PIMCO Senior Loan Active Exchange-Traded Fund Average Annual Total Returns		12 Months Ended	18 Months Ended	23 Months Ended	31 Months Ended	60 Months Ended	61 Months Ended	120 Months Ended
	Jun. 30, 2025	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024
Bloomberg U.S. Aggregate Index (reflects no deductions for fees, expenses or taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent		1.25%	2.75%	1.58%	1.20%	(0.33%)	(0.31%)	1.35%
iBoxx USD Liquid Leveraged Loans Index (reflects no deductions for fees, expenses or taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent		8.45%			8.24%
PIMCO Senior Loan Active Exchange-Traded Fund
Prospectus [Line Items]
Average Annual Return, Percent		9.26%			8.90%
Performance Inception Date	Jun. 08, 2022
PIMCO Senior Loan Active Exchange-Traded Fund | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent		5.69%			5.52%
PIMCO Senior Loan Active Exchange-Traded Fund | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent		5.40%			5.32%